American Century Quantitative Equity Funds, Inc. Statement of Additional Information Supplement (SAI)

Supplement dated May 19, 2016 ■ SAI dated November 1, 2015
The following replaces the entry for Yulin Long in the Accounts Managed table on page 44 of the statement of additional information and the information is provided as of May 12, 2016.

		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Yulin Long	Number of Accounts	5	1	1
	Assets	$1.4 billion(2)	$61.0 million	$4.6 million

[2]	Includes $446.9 million in Global Gold, $30.4 million in International Core Equity and $5.1 million in Emerging Markets Value.

The following replaces the entry for Elizabeth Xie in the Accounts Managed table on page 44 of the statement of additional information and the information is provided as of May 12, 2016.

		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Elizabeth Xie	Number of Accounts	5	1	1
	Assets	$1.4 billion(2)	$61.0 million	$4.6 million

[2]	Includes $446.9 million in Global Gold, $30.4 million in International Core Equity and $5.1 million in Emerging Markets Value.

The following replaces the entry for Global Gold in the Ownership of Securities table on page 47 of the statement of additional information and the information is provided as of May 12, 2016.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
Global Gold
Yulin Long	A
Elizabeth Xie	D
Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000;
G – More than $1,000,000.

©2016 American Century Proprietary Holdings, Inc. All rights reserved.
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